Retirement Benefit Plans - Changes in Fair Value of Plan Assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
US [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value - beginning of year	$ 474.1	$ 444.9
Actual return on plan assets	50.5	51.4
Employer contributions	3.1	3.1
Settlements	(14.9)	(1.3)
Benefits paid	(13.3)	(24.0)
Plan assets at fair market value - end of year	499.5	474.1
Funded status	(3.6)	(42.8)
Foreign Plan [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Plan assets at fair market value - beginning of year	756.7	665.2
Actual return on plan assets	86.6	40.0
Employer contributions	22.4	21.2
Employee contributions	23.4	22.1
Settlements	(3.0)	(4.5)
Benefits paid	(41.7)	(39.8)
Expenses paid	(0.2)	(0.3)
Translation (loss) gain	(23.0)	52.8
Plan assets at fair market value - end of year	821.2	756.7
Funded status	$ 13.3	$ (62.6)